Related Party Transactions - Operating Services (Details) (Affiliated Entity, USD $)	Dec. 31, 2013	Dec. 31, 2012
Affiliated Entity
Related Party Transaction
Amounts due from affiliates related to joint interest billings and included in accounts receivable-related party	$ 0	$ 742,000